Document and Entity Information	Apr. 27, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	001-39486
Entity Registrant Name	QUANTUM-SI INCORPORATED
Entity Central Index Key	0001816431
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1388175
Entity Address, Address Line One	530 Old Whitfield Street
Entity Address, City or Town	Guilford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06437
City Area Code	866
Local Phone Number	688-7374
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	QSI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	QSIAW
Security Exchange Name	NASDAQ